ADVANCED SERIES TRUST

AST Small-Cap Value Portfolio

Supplement dated July 26, 2021 to the

Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectus for the AST Small-Cap Value Portfolio (the Portfolio), and the Prospectus and the Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust), and should be retained for future reference.  The Portfolio discussed in this supplement may not be available under your variable contract.  For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Lindsey Houghton will no longer serve as a portfolio manager for the Portfolio. Wonseok Choi, Akash Gupta, CFA, Jonathan L. Tse, CFA, and Phillip D. Hart, CFA, will continue to serve as portfolio managers for the Portfolio.

To reflect these changes, the Prospectus, Summary Prospectus and the SAI are hereby revised as follows:

I.	All references and information pertaining to Lindsey Houghton are hereby removed.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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